Postretirement Benefit Plans - Summary of Weighted Average Assumptions Used to Calculate Projected Benefit Obligations (Detail)	Dec. 31, 2018	Dec. 31, 2017
Pension And Other Postretirement Benefit Expense [Abstract]
Discount rate	2.00%	1.90%
Rate of compensation increase	1.80%	1.80%